UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]
Starting Balance at Dec. 31, 2018		$ 1,194	$ 468,844	$ 680,703	$ (220)	$ 29,511
Starting Balance (in shares) at Dec. 31, 2018		119,373,064
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		2,461
Shares issued		$ 0	0
Amortization of stock-based compensation			409
Stock-based compensation forfeitures			(49)
Adjustment to equity component of convertible bonds due 2021 and 2023 arising from reacquisition of bonds			(231)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments					0
Fair value adjustments to hedging financial instruments					(11,648)
Reclassification of ineffective portion of designated hedging instruments upon adoption of ASU 2017-12 | ASU 2017-12 [Member]					(32)	32
Fair value adjustments to available-for-sale securities					(296)
Other comprehensive (loss)/income	$ 22				22
Net (loss)/income	61,713					61,713
Dividends declared				0		(75,325)
Ending Balance at Jun. 30, 2019	1,154,627	$ 1,194	468,973	680,703	(12,174)	15,931
Ending Balance (in shares) at Jun. 30, 2019		119,375,525
Starting Balance at Dec. 31, 2018		$ 1,194	468,844	680,703	(220)	29,511
Starting Balance (in shares) at Dec. 31, 2018		119,373,064
Ending Balance at Dec. 31, 2019	$ 1,106,369	$ 1,194	469,426	648,764	(13,015)	0
Ending Balance (in shares) at Dec. 31, 2019	119,391,310	119,391,310
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of ASU 2016-13	$ 0
Shares issued (in shares)		1,238,145
Shares issued		$ 12	12,646
Amortization of stock-based compensation			496
Stock-based compensation forfeitures			(30)
Adjustment to equity component of convertible bonds due 2021 and 2023 arising from reacquisition of bonds			(126)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments					6,369
Fair value adjustments to hedging financial instruments					(20,071)
Reclassification of ineffective portion of designated hedging instruments upon adoption of ASU 2017-12 | ASU 2017-12 [Member]					0	0
Fair value adjustments to available-for-sale securities					1,177
Other comprehensive (loss)/income	(107)				(107)
Net (loss)/income	(75,156)					(75,156)
Dividends declared				(64,887)		0
Ending Balance at Jun. 30, 2020	$ 934,054	$ 1,206	$ 482,412	$ 583,877	$ (25,647)	$ (107,794)
Ending Balance (in shares) at Jun. 30, 2020	120,629,455	120,629,455
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Impact of adoption of ASU 2016-13	$ (32,638)